GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 24,465	$ 24,465
Acquisitions	5,604
Goodwill, end of year	$ 30,069	$ 24,465